Goodwill - Schedule of Reconciliation of Changes in Goodwill Explanatory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 8,230
Asset impairment	0	$ 0	$ 11,161
Goodwill	0	8,230
U Protein IPA Europe And Bio strand [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8,230	7,657
Foreign exchange	67	573
Disposal of subsidiary	(8,297)
Goodwill	$ 0	$ 8,230	$ 7,657